Summary of Significant Accounting Policies - Changes in the Allowance for Credit Losses on Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	$ 12,115	$ 9,270	$ 8,008
Additions charged to expense	16,439	8,701	4,448
Deductions from allowance	(9,868)	(5,777)	(2,827)
Currency translation adjustments and other	277	(79)	(359)
Balance at end of year	27,052	12,115	$ 9,270
Impact of Change in Accounting Policy
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	$ 8,089
Balance at end of year		$ 8,089